Interests in Corporate Jet	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Notes to Financial Statements
Interests in Corporate Jet

As previously reported on the Company’s Annual Report on Form 10-K for the fiscal year ended June 30, 2011, the Company executed an agreement with NJI Sales, Inc. (“NetJets”) to bundle a 3.125% fractional share of a G-IV jet owned by Mr. Sillerman with a value of $336 with a new 6.25% fractional share of a G-IV jet which was purchased from NetJets by the Company. The purchase price for the 6.25% interest was $1,175, payable $235 upon signing and the balance of $940 in debt with interest at 6% per annum, monthly payments of $9 and, a five-year balloon of $661. Monthly management fees (aggregate for both shares) are approximately $26. Based on the anticipated business travel schedule for Mr. Sillerman and the anticipated residual value of the plane at the end of the five-year period of usage, the Company is expected to realize cost savings. The Company’s Audit Committee approved entering into this related party transaction and on June 17, 2011, the independent members of the Company’s Board of Directors approved the transaction. The Company accounted for the transaction by recording the interests as investment assets and the related debt amount to NetJets. On June 30, 2011, the Company recorded $336 as debt to Mr. Sillerman. The $336 was appropriately moved to equity as of September 30, 2011. Depreciation expense related to these assets as of September 30, 2011 and June 30, 2011 is $85 and $0, respectively.

4.  Interests in Corporate Jet

The Company executed an agreement with NJI Sales, Inc. (“NetJets”) to bundle a 3.125% fractional share of a G-IV jet owned by Mr. Sillerman with a value of $336 with a new 6.25% fractional share of a G-IV jet which was purchased from NetJets by the Company.  The purchase price for the 6.25% interest was $1,175, payable $235 upon signing and the balance of $940 in debt with interest at 6% per annum, monthly payments of $9 and a five-year balloon of $661.   Monthly management fees (aggregate for both shares) are approximately $26.  Based on the anticipated travel schedule for Mr. Sillerman and the anticipated residual value of the plane at the end of the five-year period of usage, the Company is expected to realize cost savings. The Company’s Audit Committee approved entering into this related party transaction and on June 17, 2011, the independent members of the Company’s Board of Directors approved the transaction. The Company accounted for the transaction by recording the interests as investment assets and the related debt amounts to Mr. Sillerman and NetJets